UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Capital Opportunities Portfolio

October 31, 2015

Portfolio of Investments

Common Stocks — 91.6%

Security	Shares	Value

Argentina — 5.2%
Banco Macro SA, Class B ADR(1)	17,600	$1,086,448
BBVA Banco Frances SA ADR(1)	26,200	609,150
Cresud SA ADR(1)	23,100	295,218
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	18,800	347,048
Grupo Financiero Galicia SA, Class B ADR	41,100	1,099,425
IRSA Inversiones y Representaciones SA ADR(1)	16,700	300,433
Pampa Energia SA ADR(1)	24,700	598,234
Petrobras Argentina SA ADR	45,000	282,600
Telecom Argentina SA ADR	32,800	639,928
Transportadora de Gas del Sur SA ADR	56,500	350,300
YPF SA ADR	12,900	275,544

		$5,884,328

Botswana — 1.1%
Barclays Bank of Botswana, Ltd.	343,800	$142,918
Botswana Insurance Holdings, Ltd.	259,400	365,602
Engen Botswana, Ltd.	177,211	142,664
First National Bank of Botswana, Ltd.	710,000	253,869
Letshego Holdings, Ltd.	1,188,500	336,017

		$1,241,070

Brazil — 6.9%
AMBEV SA	169,200	$837,543
Banco Bradesco SA	34,300	208,474
Banco Bradesco SA, PFC Shares	92,500	503,689
Banco do Brasil SA	41,200	170,609
Banco Santander Brasil SA	12,700	45,544
BB Seguridade Participacoes SA	31,400	216,577
BM&F Bovespa SA	85,800	253,626
BR Malls Participacoes SA	25,300	73,475
BRF SA	25,725	400,895
CCR SA	47,900	150,536
CETIP SA - Mercados Organizados	12,105	107,034
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	7,500	98,676
Cia de Saneamento Basico do Estado de Sao Paulo	17,200	74,659
Cia Energetica de Minas Gerais SA, PFC Shares	39,700	73,706
Cia Energetica de Sao Paulo, Class B, PFC Shares	11,400	47,887
Cia Paranaense de Energia-Copel, PFC Shares	6,300	53,091
Cia Siderurgica Nacional SA	37,900	42,651
Cielo SA	35,320	335,291
Cosan SA Industria e Comercio	4,000	25,629
CPFL Energia SA	11,739	47,150
Embraer SA	32,100	235,389

Security	Shares	Value

Brazil (continued)
Estacio Participacoes SA	16,900	$67,748
Fibria Celulose SA	11,400	155,604
Gerdau SA, PFC Shares	41,000	57,728
Hypermarcas SA(1)	19,900	90,301
Itau Unibanco Holding SA, PFC Shares	108,790	746,696
Itausa-Investimentos Itau SA, PFC Shares	143,526	267,956
JBS SA	35,000	129,325
Klabin SA	23,800	135,337
Kroton Educacional SA	57,900	148,032
Localiza Rent a Car SA	8,400	56,631
Lojas Americanas SA, PFC Shares	26,000	112,655
Lojas Renner SA	29,500	141,513
M Dias Branco SA	2,200	39,875
Multiplan Empreendimentos Imobiliarios SA	5,000	54,544
Natura Cosmeticos SA	9,200	54,629
Petroleo Brasileiro SA(1)	20,000	48,645
Petroleo Brasileiro SA, PFC Shares	27,950	55,878
Porto Seguro SA	6,800	57,005
Qualicorp SA	12,500	52,508
Raia Drogasil SA	9,900	102,657
Suzano Papel e Celulose SA, PFC Shares	17,200	73,812
Telefonica Brasil SA, PFC Shares	14,500	150,206
Tim Participacoes SA	39,000	85,452
Totvs SA	6,700	59,364
Tractebel Energia SA	8,000	70,260
Ultrapar Participacoes SA	10,100	175,468
Vale SA	56,625	250,489
Vale SA, PFC Shares	79,250	288,309
Weg SA	28,000	104,549

		$7,835,307

China — 11.7%
58.com, Inc. ADR(1)	500	$26,245
AAC Technologies Holdings, Inc.	14,000	88,515
Agricultural Bank of China, Ltd., Class H	383,000	157,105
Air China, Ltd., Class H	56,000	54,012
Anhui Conch Cement Co., Ltd., Class H	24,000	73,231
ANTA Sports Products, Ltd.	26,000	72,731
Autohome, Inc. ADR(1)	700	25,298
Bank of China, Ltd., Class H	1,266,000	596,997
Bank of Communications, Ltd., Class H	150,000	110,447
Beijing Enterprises Holdings, Ltd.	11,500	72,301
Beijing Enterprises Water Group, Ltd.	98,000	77,367
Belle International Holdings, Ltd.	85,000	82,504
Bitauto Holdings, Ltd. ADR(1)	300	9,570
Brilliance China Automotive Holdings, Ltd.	56,000	77,364

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
BYD Co., Ltd., Class H(1)	14,500	$89,970
CGN Power Co., Ltd.(2)	155,000	64,188
China Cinda Asset Management Co., Ltd., Class H	147,000	57,153
China CITIC Bank Corp., Ltd., Class H(1)	146,000	94,602
China Communications Construction Co., Ltd., Class H	80,000	110,415
China Construction Bank Corp., Class H	1,360,000	985,668
China Everbright International, Ltd.	52,000	83,739
China Everbright, Ltd.	24,000	56,485
China Galaxy Securities Co., Ltd., Class H	47,500	41,114
China Gas Holdings, Ltd.	42,000	66,736
China Life Insurance Co., Ltd., Class H	120,000	432,730
China Longyuan Power Group Corp., Ltd., Class H	65,000	59,342
China Mengniu Dairy Co., Ltd.	48,000	92,976
China Merchants Bank Co., Ltd., Class H	76,000	198,430
China Merchants Holdings (International) Co., Ltd.	22,000	72,921
China Minsheng Banking Corp., Ltd., Class H	103,500	104,279
China Mobile, Ltd.	97,500	1,168,384
China National Building Material Co., Ltd., Class H	64,000	39,600
China Oilfield Services, Ltd., Class H	40,000	44,512
China Overseas Land & Investment, Ltd.	64,000	206,711
China Overseas Property Holdings, Ltd.(1)	21,333	3,633
China Pacific Insurance (Group) Co., Ltd., Class H	44,200	176,066
China Petroleum & Chemical Corp., Class H	406,000	292,663
China Pharmaceutical Group, Ltd.	84,000	77,992
China Railway Construction Corp., Ltd., Class H	46,500	69,508
China Railway Group, Ltd., Class H	86,000	81,011
China Resources Beer Holdings Co., Ltd.	24,000	45,254
China Resources Gas Group, Ltd.	20,000	54,861
China Resources Land, Ltd.	47,777	124,153
China Resources Power Holdings Co., Ltd.	36,000	81,438
China Shenhua Energy Co., Ltd., Class H	59,500	100,110
China State Construction International Holdings, Ltd.	42,000	63,731
China Taiping Insurance Holdings Co., Ltd.(1)	29,400	92,307
China Telecom Corp., Ltd., Class H	240,000	124,882
China Unicom (Hong Kong), Ltd.	102,000	124,046
China Vanke Co., Ltd., Class H	26,700	62,445
CITIC Securities Co., Ltd., Class H	28,000	60,407
CITIC, Ltd.	44,000	82,150
CNOOC, Ltd.	291,000	327,931
Cosco Pacific, Ltd.(3)	40,000	41,401
Country Garden Holdings Co., Ltd.	146,000	55,456
CRRC Corp., Ltd., Class H(1)	79,750	101,482
Ctrip.com International, Ltd. ADR(1)	1,800	167,346
Dongfeng Motor Group Co., Ltd., Class H	54,000	77,512
Evergrande Real Estate Group, Ltd.	129,000	97,823
Geely Automobile Holdings, Ltd.	115,000	61,032

Security	Shares	Value

China (continued)
Great Wall Motor Co., Ltd., Class H	57,000	$69,219
Guangdong Investment, Ltd.	56,000	78,756
Haier Electronics Group Co., Ltd.	29,000	55,972
Haitong Securities Co., Ltd., Class H	36,000	62,636
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0
Hengan International Group Co., Ltd.	3,500	37,659
Huaneng Power International, Inc., Class H	68,000	73,532
Industrial & Commercial Bank of China, Ltd., Class H	1,173,000	744,040
JD.com, Inc. ADR(1)	8,700	240,294
Jumei International Holding, Ltd. ADR(1)	1,600	16,000
Kunlun Energy Co., Ltd.	66,000	53,796
Lenovo Group, Ltd.	114,000	105,336
NetEase, Inc. ADR	700	101,171
New China Life Insurance Co., Ltd., Class H	16,000	70,248
New Oriental Education & Technology Group, Inc. ADR	1,600	44,016
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	69,204
PetroChina Co., Ltd., Class H	346,000	270,438
PICC Property & Casualty Co., Ltd., Class H	60,000	136,298
Ping An Insurance (Group) Co. of China, Ltd., Class H	84,000	472,053
Qihoo 360 Technology Co., Ltd. ADR(1)	1,000	57,090
Semiconductor Manufacturing International Corp.(1)	689,000	63,829
Shanghai Electric Group Co., Ltd., Class H(3)	14,000	8,688
Shenzhou International Group Holdings, Ltd.	12,000	59,058
Shimao Property Holdings, Ltd.	30,500	53,182
Sihuan Pharmaceutical Holdings Group, Ltd.(3)	119,000	0
SINA Corp.(1)	800	38,112
Sino Biopharmaceutical, Ltd.	60,000	74,793
Sino-Ocean Land Holdings, Ltd.	76,000	43,880
Sinopharm Group Co., Ltd., Class H	22,400	92,025
SouFun Holdings, Ltd. ADR	2,800	19,796
Tencent Holdings, Ltd.	80,800	1,518,874
Tingyi (Cayman Islands) Holding Corp.	38,000	64,862
Vipshop Holdings, Ltd. ADR(1)	2,800	57,456
Want Want China Holdings, Ltd.	106,000	88,097
Youku Tudou, Inc. ADR(1)	1,600	38,944
YY, Inc. ADR(1)	400	22,776
Zhuzhou CSR Times Electric Co., Ltd., Class H	11,000	71,349

		$13,313,761

Georgia — 1.6%
Bank of Georgia Holdings PLC	39,800	$1,225,394
TBC Bank JSC GDR(4)	72,600	600,280

		$1,825,674

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong — 0.2%
Alibaba Pictures Group, Ltd.(1)	230,000	$61,249
China Power International Development, Ltd.	70,000	43,990
ENN Energy Holdings, Ltd.	14,000	79,662
Fosun International, Ltd.	43,368	78,861

		$263,762

India — 9.6%
Adani Enterprises, Ltd.	5,100	$7,159
Adani Ports and Special Economic Zone, Ltd.	32,802	147,827
Adani Power, Ltd.(1)	9,483	4,534
Adani Transmissions, Ltd.(1)	5,100	2,817
Ambuja Cements, Ltd.	36,700	115,899
Apollo Hospitals Enterprise, Ltd.	4,400	88,235
Asian Paints, Ltd.	14,700	186,709
Aurobindo Pharma, Ltd.	13,400	170,525
Bajaj Auto, Ltd.	4,500	175,514
Bharat Heavy Electricals, Ltd.	31,400	94,898
Bharat Petroleum Corp., Ltd.	9,200	122,323
Bosch, Ltd.	400	124,989
Cairn India, Ltd.	25,000	58,461
Cipla, Ltd.	17,400	183,141
Coal India, Ltd.	35,800	174,716
Dabur India, Ltd.	27,700	114,122
Dr. Reddy’s Laboratories, Ltd.	5,700	371,039
GAIL (India), Ltd.	17,600	82,948
Godrej Consumer Products, Ltd.	6,300	121,472
HCL Technologies, Ltd.	24,700	328,490
Hero MotoCorp, Ltd.	2,800	110,602
Hindalco Industries, Ltd.	57,500	72,887
Hindustan Unilever, Ltd.	36,800	451,094
Housing Development Finance Corp., Ltd.	34,400	658,610
ICICI Bank, Ltd.	53,000	223,989
Idea Cellular, Ltd.	56,100	119,939
Infosys, Ltd.	66,800	1,156,037
ITC, Ltd.	81,000	413,565
Kotak Mahindra Bank, Ltd.	16,400	171,917
Larsen & Toubro, Ltd.	15,400	331,232
LIC Housing Finance, Ltd.	14,800	108,066
Mahindra & Mahindra, Ltd.	16,900	304,429
MM Forgings, Ltd.	21,000	169,261
Motherson Sumi Systems, Ltd.	17,250	64,898
Nestle India, Ltd.	1,200	113,550
Oil & Natural Gas Corp., Ltd.	38,000	143,477
Reliance Industries, Ltd.	47,000	679,838
Rural Electrification Corp., Ltd.	16,100	61,549
Shriram Transport Finance Co., Ltd.	7,700	111,245
Siemens, Ltd.	3,900	79,264

Security	Shares	Value

India (continued)
State Bank of India	72,100	$260,778
Sun Pharmaceutical Industries, Ltd.	39,920	541,829
Tata Consultancy Services, Ltd.	17,500	668,474
Tata Motors, Ltd.(1)	38,900	229,643
Tata Power Co., Ltd.	64,100	67,250
Tata Steel, Ltd.	16,600	62,362
Tech Mahindra, Ltd.	12,200	100,305
UltraTech Cement, Ltd.	2,000	88,921
United Spirits, Ltd.(1)	2,300	110,343
Vedanta, Ltd.	59,200	89,657
Wipro, Ltd.	31,000	269,897
Zee Entertainment Enterprises, Ltd.	27,600	172,055

		$10,882,781

Jordan — 0.2%
Arab Pesticides & Veterinary Drugs Manufacturing Co.(1)	43,085	$116,009
United Cable Industries Co.(1)	86,908	55,182

		$171,191

Kazakhstan — 2.7%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	191,650	$1,177,852
KAZ Minerals PLC(1)	225,225	402,795
KazMunaiGas Exploration Production GDR(4)	159,909	1,120,075
Kcell JSC GDR(4)	91,042	395,607

		$3,096,329

Kenya — 1.4%
ARM Cement, Ltd.	96,800	$34,433
British-American Investments Co. Kenya, Ltd.	254,700	39,899
Centum Investment Co., Ltd.(1)	153,200	63,214
Co-operative Bank of Kenya, Ltd. (The)	672,533	112,001
East African Breweries, Ltd.	141,004	379,470
Equity Group Holdings, Ltd.	728,100	298,918
Kenya Airways, Ltd.(1)	383,378	19,910
Kenya Commercial Bank, Ltd.	788,700	306,521
Kenya Electricity Generating Co., Ltd.	637,525	54,606
Kenya Power & Lighting, Ltd.	313,400	45,295
Safaricom, Ltd.	1,648,917	230,610

		$1,584,877

Latvia — 0.6%
Grindeks	18,290	$100,564
Olainfarm JSC(1)	61,700	488,167
SAF Tehnika	28,900	100,310

		$689,041

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Mauritius — 2.2%
Alteo, Ltd.	52,987	$50,899
CIEL, Ltd.	430,500	81,530
CIM Financial Services, Ltd.	238,300	52,107
ENL Land, Ltd.(1)	72,211	95,481
Gamma Civic, Ltd.(1)	81,886	61,514
Harel Mallac & Co., Ltd.	31,500	83,287
Ireland Blyth, Ltd.	7,800	22,978
LUX Island Resorts, Ltd.	62,400	101,565
MCB Group, Ltd.	138,908	816,133
New Mauritius Hotels, Ltd.(1)	305,790	152,717
New Mauritius Hotels, Ltd., PFC Shares	101,930	29,078
Omnicane, Ltd.	15,009	27,961
Phoenix Beverages, Ltd.	10,200	113,649
Rogers & Co., Ltd.	187,150	153,640
SBM Holdings, Ltd.	19,639,106	432,433
Sun, Ltd., Class A(1)	65,600	65,851
Terra Mauricia, Ltd.	90,156	72,804
Vivo Energy Mauritius, Ltd.	23,359	71,597

		$2,485,224

Mexico — 3.5%
Alfa SAB de CV, Series A	71,400	$148,006
America Movil SAB de CV ADR, Series L	39,700	707,057
Arca Continental SAB de CV	10,800	68,987
Cemex SAB de CV ADR(1)	30,576	192,934
Coca-Cola Femsa SAB de CV ADR	1,100	84,348
El Puerto de Liverpool SAB de CV	5,200	72,444
Fibra Uno Administracion SA de CV	56,800	124,550
Fomento Economico Mexicano SAB de CV ADR	4,600	455,814
Gentera SAB de CV	29,400	54,002
Grupo Aeroportuario del Pacifico SAB de CV ADR, Class B	900	81,963
Grupo Aeroportuario del Sureste SAB de CV ADR, Class B	600	92,844
Grupo Bimbo SAB de CV, Series A(1)	41,700	117,922
Grupo Carso SAB de CV, Series A1	15,400	68,918
Grupo Financiero Banorte SAB de CV, Class O	59,900	320,682
Grupo Financiero Inbursa SAB de CV, Class O	57,600	115,425
Grupo Financiero Santander Mexico SAB de CV ADR	9,400	86,010
Grupo Mexico SAB de CV, Series B	92,000	224,238
Grupo Televisa SAB ADR	12,300	358,422
Industrias Penoles SAB de CV	3,700	49,014
Kimberly-Clark de Mexico SAB de CV, Class A	39,900	95,488
Mexichem SAB de CV	25,400	66,076
Promotora y Operadora de Infraestructura SAB de CV(1)	6,900	86,750
Wal-Mart de Mexico SAB de CV, Series V	126,800	335,850

		$4,007,744

Security	Shares	Value

Norway — 0.2%
Telenor ASA	9,700	$182,730

		$182,730

Pakistan — 3.7%
Abbott Laboratories Pakistan, Ltd.	6,900	$45,938
Askari Bank, Ltd.	149,800	31,782
Bank AL Habib, Ltd.	435,300	177,389
Bank Alfalah, Ltd.	374,800	101,964
Dawood Hercules Corp., Ltd.	35,800	43,999
Engro Corp., Ltd.	108,300	312,237
Fatima Fertilizer Co., Ltd.	232,000	102,092
Fauji Cement Co., Ltd.	332,500	113,076
Fauji Fertilizer Bin Qasim, Ltd.	148,300	81,624
Fauji Fertilizer Co., Ltd.	257,300	306,289
Habib Bank, Ltd.	268,000	531,432
Habib Metropolitan Bank, Ltd.	128,500	39,117
Hub Power Co., Ltd.	196,000	193,892
IGI Insurance, Ltd.	17,800	41,031
Indus Motor Co., Ltd.	9,200	103,226
Kohat Cement Co., Ltd.	18,600	38,467
Kot Addu Power Co., Ltd.	138,400	110,962
Lucky Cement, Ltd.	74,600	382,022
Maple Leaf Cement Factory, Ltd.	65,200	43,815
MCB Bank, Ltd.	249,800	580,249
Millat Tractors, Ltd.	13,100	72,264
National Bank of Pakistan	284,700	150,393
Nishat Mills, Ltd.	79,900	77,934
Packages, Ltd.	16,600	85,266
Pak Elektron, Ltd.	51,600	37,650
Pak Suzuki Motor Co., Ltd.	9,000	39,507
Pakistan Telecommunication Co., Ltd.	183,300	30,454
SUI Southern Gas Co., Ltd.(1)	72,300	26,053
United Bank, Ltd.	174,300	271,061

		$4,171,185

Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	72,000	$85,941
Aboitiz Power Corp.	39,500	35,416
Alliance Global Group, Inc.	85,700	33,263
Ayala Corp.	5,970	99,324
Ayala Land, Inc.	190,500	145,485
Bank of the Philippine Islands	21,799	39,326
BDO Unibank, Inc.	45,010	97,566
DMCI Holdings, Inc.	110,400	29,253
Energy Development Corp.	250,600	35,413

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Philippines (continued)
Globe Telecom, Inc.	1,375	$66,772
International Container Terminal Services, Inc.	13,610	23,971
JG Summit Holding, Inc.	68,590	104,297
Jollibee Foods Corp.	11,680	51,283
Megaworld Corp.	307,500	30,743
Metro Pacific Investments Corp.	202,000	22,452
Metropolitan Bank & Trust Co.	13,903	25,219
Philippine Long Distance Telephone Co.	2,515	117,903
SM Investments Corp.	4,320	80,570
SM Prime Holdings, Inc.	225,000	103,497
Universal Robina Corp.	19,000	81,332

		$1,309,026

Qatar — 0.2%
Ooredoo QSC	9,600	$205,101

		$205,101

Romania — 7.4%
Banca Transilvania(1)	4,361,384	$2,740,677
BRD-Groupe Societe Generale SA(1)	331,000	960,390
Bursa de Valori Bucuresti SA	265	1,997
Electrica SA	340,000	992,012
New Europe Property Investments PLC	65,000	678,185
OMV Petrom SA	9,977,900	803,099
Societatea Nationala de Gaze Naturale ROMGAZ SA	130,800	946,429
Societatea Nationala Nuclearelectrica SA	130,000	222,308
Transelectrica SA	56,500	362,817
Transgaz SA Medias	10,400	683,154

		$8,391,068

Serbia — 2.3%
Aerodrom Nikola Tesla AD Beograd	43,200	$471,583
Energoprojekt Holding AD Beograd	62,500	548,816
Gosa AD Montaza Velika Plana	1,378	20,799
Komercijalna Banka AD Beograd(1)	18,100	264,124
Metalac AD(1)	4,700	97,753
NIS AD Novi Sad	216,465	1,254,397

		$2,657,472

Singapore — 1.3%
Interra Resources, Ltd.(1)	2,713,000	$209,563
Yoma Strategic Holdings, Ltd.(1)	4,295,333	1,316,115

		$1,525,678

Security	Shares	Value

South Korea — 8.0%
AMOREPACIFIC Corp.	650	$214,561
AMOREPACIFIC Group, Inc.	650	91,423
BNK Financial Group, Inc.	4,900	59,995
Celltrion, Inc.(1)	1,680	112,967
CJ CheilJedang Corp.	220	67,376
CJ Corp.	400	83,985
Coway Co., Ltd.	1,200	89,404
DGB Financial Group Co., Ltd.	4,600	42,669
Dongbu Insurance Co., Ltd.	1,100	65,966
E-MART, Inc.	420	78,131
Hana Financial Group, Inc.	6,400	155,641
Hankook Tire Co., Ltd.	1,600	61,166
Hotel Shilla Co., Ltd.	930	89,398
Hyundai Development Co.	1,700	68,275
Hyundai Engineering & Construction Co., Ltd.	1,900	57,289
Hyundai Glovis Co., Ltd.	300	51,559
Hyundai Heavy Industries Co., Ltd.(1)	770	63,951
Hyundai Mobis Co., Ltd.	1,200	252,276
Hyundai Motor Co.	2,600	355,146
Hyundai Motor Co., PFC Shares	550	52,967
Hyundai Motor Co., Second PFC Shares	760	75,903
Hyundai Steel Co.	1,600	72,848
Hyundai Wia Corp.	380	44,370
Industrial Bank of Korea	5,900	72,221
Kangwon Land, Inc.	2,800	103,792
KB Financial Group, Inc.	7,900	250,283
KCC Corp.	130	46,381
Kia Motors Corp.	4,600	224,536
Korea Electric Power Corp.	5,000	225,123
Korea Investment Holdings Co., Ltd.	1,000	53,242
Korea Zinc Co., Ltd.	199	82,698
KT&G Corp.	2,400	239,801
LG Chem, Ltd.	900	239,257
LG Corp.	2,000	115,724
LG Display Co., Ltd.	4,300	81,688
LG Electronics, Inc.	2,300	98,744
LG Household & Health Care, Ltd.	200	165,495
LG Uplus Corp.	5,400	51,755
Lotte Chemical Corp.	340	71,383
Lotte Shopping Co., Ltd.	270	54,702
Naver Corp.	500	262,537
NCsoft Corp.	330	54,721
ORION Corp.	70	58,852
POSCO	1,300	209,054
Samsung C&T Corp.(1)	875	118,086
Samsung Electro-Mechanics Co., Ltd.	1,100	62,603

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co., Ltd.	1,700	$2,039,024
Samsung Electronics Co., Ltd., PFC Shares	340	355,123
Samsung Fire & Marine Insurance Co., Ltd.	600	168,272
Samsung Heavy Industries Co., Ltd.	4,200	48,728
Samsung Life Insurance Co., Ltd.	1,100	105,026
Samsung SDI Co., Ltd.	1,100	102,391
Samsung Securities Co., Ltd.	1,400	58,895
Shinhan Financial Group Co., Ltd.	8,200	312,955
SK Holdings Co., Ltd.	872	203,830
SK Hynix, Inc.	12,400	331,852
SK Innovation Co., Ltd.(1)	1,300	134,795
SK Telecom Co., Ltd.	230	48,705

		$9,159,540

Sri Lanka — 2.6%
Access Engineering PLC	538,300	$87,567
Aitken Spence Hotel Holdings PLC, Class H	106,700	51,082
Aitken Spence PLC	159,900	104,750
Chevron Lubricants Lanka PLC	54,700	145,104
Commercial Bank of Ceylon PLC	512,648	566,296
DFCC Bank PLC	34,316	42,983
Dialog Axiata PLC	2,471,500	193,511
Distilleries Co. of Sri Lanka PLC	79,500	154,556
Hatton National Bank PLC	43,300	54,941
Hatton National Bank PLC (Non-Voting)	86,400	133,634
John Keells Holdings PLC	812,000	1,008,310
National Development Bank PLC	100,489	159,085
Sampath Bank PLC	47,103	85,716
Tokyo Cement Co. (Lanka) PLC	528,600	179,324

		$2,966,859

Taiwan — 6.0%
Advanced Semiconductor Engineering, Inc.	119,000	$137,380
Advantech Co., Ltd.	7,000	50,132
Asia Cement Corp.	52,000	54,008
Asustek Computer, Inc.	12,000	107,393
AU Optronics Corp.	156,000	45,888
Catcher Technology Co., Ltd.	12,000	117,768
Cathay Financial Holding Co., Ltd.	134,000	190,869
Chailease Holding Co., Ltd.	11,440	21,840
Chang Hwa Commercial Bank, Ltd.	108,850	56,499
Cheng Shin Rubber Industry Co., Ltd.	28,000	50,697
China Development Financial Holding Corp.	248,000	66,634
China Life Insurance Co., Ltd.	38,500	31,767
China Steel Corp.	210,000	126,934

Security	Shares	Value

Taiwan (continued)
Chunghwa Telecom Co., Ltd.	64,000	$196,087
Compal Electronics, Inc.	95,000	59,083
CTBC Financial Holding Co., Ltd.	255,259	139,845
Delta Electronics, Inc.	32,000	162,707
E.Sun Financial Holding Co., Ltd.	125,824	75,624
Eclat Textile Co., Ltd.	3,000	44,124
Far Eastern New Century Corp.	59,700	54,260
Far EasTone Telecommunications Co., Ltd.	32,000	69,429
Feng TAY Enterprise Co., Ltd.	6,000	34,381
First Financial Holding Co., Ltd.	165,870	80,331
Formosa Chemicals & Fibre Corp.	59,000	134,883
Formosa Petrochemical Corp.	22,000	53,469
Formosa Plastics Corp.	70,000	162,444
Foxconn Technology Co., Ltd.	18,110	47,435
Fubon Financial Holding Co., Ltd.	112,000	181,028
Giant Manufacturing Co., Ltd.	6,000	45,208
Hermes Microvision, Inc.	1,000	38,334
Hon Hai Precision Industry Co., Ltd.	227,850	605,639
Hotai Motor Co., Ltd.	5,000	58,333
Hua Nan Financial Holdings Co., Ltd.	124,154	59,664
Innolux Corp.	180,000	60,386
Largan Precision Co., Ltd.	2,000	155,417
Lite-On Technology Corp.	25,125	26,045
MediaTek, Inc.	24,000	187,160
Mega Financial Holding Co., Ltd.	166,000	120,956
Nan Ya Plastics Corp.	85,000	168,668
Novatek Microelectronics Corp., Ltd.	6,000	20,423
Pegatron Corp.	30,000	73,310
Pou Chen Corp.	42,000	59,238
President Chain Store Corp.	10,000	66,387
Quanta Computer, Inc.	51,000	86,850
Shin Kong Financial Holding Co., Ltd.	177,960	42,583
Shuang Bang Industrial Corp.	14,662	10,679
Siliconware Precision Industries Co., Ltd.	17,914	23,669
SinoPac Financial Holdings Co., Ltd.	171,182	56,496
Synnex Technology International Corp.	31,000	32,671
Taishin Financial Holding Co., Ltd.	149,000	58,351
Taiwan Cement Corp.	67,000	74,511
Taiwan Cooperative Financial Holding Co., Ltd.	136,700	61,156
Taiwan Mobile Co., Ltd.	31,000	97,590
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	1,672,825
Teco Electric & Machinery Co., Ltd.	24,000	20,918
Uni-President Enterprises Corp.	82,960	140,265
United Microelectronics Corp.	220,000	80,238
Yuanta Financial Holding Co., Ltd.	158,675	62,346

		$6,819,255

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Thailand — 0.5%
PTT Exploration & Production PCL(5)	53,050	$109,121
TTCL PCL(5)	767,100	484,360

		$593,481

United Kingdom — 0.3%
Central Asia Metals PLC	157,000	$393,834

		$393,834

United States — 0.0%(6)
TAL International Group, Inc.	300	$5,088

		$5,088

Vietnam — 11.0%
An Phu Irradiation JSC	75,510	$69,507
Bank for Foreign Trade of Vietnam JSC	410,815	875,488
Bank for Investment and Development of Vietnam JSC	235,326	253,223
Bao Viet Holdings	111,500	303,258
Century Synthetic Fiber Corp.(1)	124,200	201,852
Danang Rubber JSC	51,920	107,462
Dien Quang JSC	61,000	177,389
FPT Corp.	80,427	177,342
Gemadept Corp.	40,700	78,076
HA TIEN 1 Cement JSC(1)	192,400	222,337
HAGL JSC(1)	648,460	408,411
Hoa Phat Group JSC	155,605	219,052
Hoa Sen Group	42,440	88,395
Hung Vuong Corp.	194,800	137,652
Imexpharm Pharmaceutical JSC	22,770	42,582
KIDO Group Corp.	243,900	254,476
Kinh Bac City Development Share Holding Corp.(1)	268,100	172,395
Masan Group Corp.(1)	604,200	2,000,026
Nam Long Investment Corp.	110,000	104,909
PetroVietnam Drilling and Well Services JSC	199,286	327,228
PetroVietnam Fertilizer & Chemical JSC	205,250	304,304
PetroVietnam Gas JSC	83,000	173,596
PetroVietnam Technical Services Corp.	294,900	282,686
Pha Lai Thermal Power JSC	186,000	154,576
Refrigeration Electrical Engineering Corp.	100,000	119,896
Saigon - Hanoi Commercial Joint Stock Bank(1)	573,413	174,271
Saigon Securities, Inc.	400,730	429,443
Saigon Thuong Tin Commercial JSB(1)	977,216	594,335
Son Ha International Corp.	483,900	294,239
Tan Tao Investment & Industry JSC(1)	675,400	196,200
TNG Investment & Trading JSC	151,600	182,187
Traphaco JSC	18,690	69,364

Security	Shares	Value

Vietnam (continued)
Truong Thanh Furniture Corp.(1)	341,800	$316,624
Vietnam Construction and Import-Export JSC	251,400	128,241
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	139,383
Vingroup JSC(1)	1,225,231	2,492,253
Vinh Hoan Corp.	98,180	157,963
Vinh Son - Song Hinh Hydropower JSC	101,700	76,502

		$12,507,123

Total Common Stocks (identified cost $118,308,924)		$104,168,529

Investment Funds — 2.5%

Security	Shares	Value

Romania — 2.5%
Fondul Proprietatea SA	14,178,349	$2,881,720

Total Investment Funds (identified cost $3,314,856)		$2,881,720

Warrants — 0.0%(6)

Security	Shares	Value
Interra Resources, Ltd., Exp. 12/8/15(1)	249,500	$979

Total Warrants (identified cost $0)		$979

Short-Term Investments — 3.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(7)	$4,194	$4,194,186

Total Short-Term Investments (identified cost $4,194,186)		$4,194,186

Total Investments — 97.8% (identified cost $125,817,966)		$111,245,414

Other Assets, Less Liabilities — 2.2%		$2,536,558

Net Assets — 100.0%		$113,781,972

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $64,188 or 0.1% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2015, the aggregate value of these securities is $3,293,814 or 2.9% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	33.6%	$38,249,444
Information Technology	10.9	12,391,758
Energy	8.5	9,621,585
Consumer Staples	8.0	9,113,099
Industrials	7.2	8,184,570
Materials	6.6	7,456,560
Consumer Discretionary	5.9	6,748,687
Telecommunication Services	4.4	5,006,148
Utilities	4.3	4,885,988
Health Care	2.2	2,511,669
Investment Funds	2.5	2,881,720
Short-Term Investments	3.7	4,194,186

Total Investments	97.8%	$111,245,414

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,900,900	EUR	2,646,000	BNP Paribas	11/9/15	$—	$(8,979)
USD	2,601,787	EUR	2,373,170	BNP Paribas	11/9/15	—	(8,053)
USD	10,859,470	EUR	9,905,257	BNP Paribas	11/9/15	—	(33,613)
USD	740,025	EUR	675,000	BNP Paribas	11/9/15	—	(2,291)
USD	678,447	EUR	597,000	Standard Chartered Bank	11/9/15	21,910	—
USD	969,640	THB	35,004,000	Standard Chartered Bank	11/9/15	—	(14,299)
USD	3,150,487	TWD	104,048,000	Standard Chartered Bank	12/2/15	—	(53,015)
USD	1,365,974	SGD	1,939,000	Standard Chartered Bank	12/14/15	—	(16,200)
USD	303,396	SGD	434,403	Standard Chartered Bank	1/6/16	—	(6,018)
USD	4,369,517	KRW	5,080,000,000	BNP Paribas	1/13/16	—	(70,344)
USD	208,612	NOK	1,747,958	Standard Chartered Bank	1/28/16	3,151	—
USD	4,724,324	KRW	5,353,604,000	Bank of America, N.A.	1/29/16	47,734	—

						$72,795	$(212,812)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index	182	Long	Dec-15	$7,309,120	$7,677,670	$368,550
SET50 Index	191	Short	Dec-15	(947,598)	(959,489)	(11,891)

						$356,659

SET:  Stock Exchange of Thailand.

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Portfolio of Investments — continued

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:
EUR	–	Euro
NOK	–	Norwegian Krone
KRW	–	South Korean Won
SGD	–	Singapore Dollar
THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	United States Dollar

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $121,623,780)	$107,051,228
Affiliated investment, at value (identified cost, $4,194,186)	4,194,186
Cash	1,300,381
Restricted cash*	685,615
Foreign currency, at value (identified cost, $786,953)	775,755
Dividends receivable	91,124
Interest receivable from affiliated investment	461
Receivable for variation margin on open financial futures contracts	17,359
Receivable for open forward foreign currency exchange contracts	72,795
Other assets	25,591
Total assets	$114,214,495

Liabilities
Payable for open forward foreign currency exchange contracts	$212,812
Payable to affiliates:
Investment adviser fee	94,600
Trustees’ fees	608
Accrued foreign capital gains taxes	7,158
Accrued expenses	117,345
Total liabilities	$432,523
Net Assets applicable to investors’ interest in Portfolio	$113,781,972

Sources of Net Assets
Investors’ capital	$128,208,064
Net unrealized depreciation	(14,426,092)
Total	$113,781,972

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

26	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Statement of Operations

Investment Income	Year Ended October 31, 2015
Dividends (net of foreign taxes, $258,467)	$3,078,135
Interest (net of foreign taxes, $339)	2,905
Interest allocated from affiliated investment	14,741
Expenses allocated from affiliated investment	(1,478)
Total investment income	$3,094,303

Expenses
Investment adviser fee	$1,051,329
Trustees’ fees and expenses	6,216
Custodian fee	261,407
Legal and accounting services	50,337
Miscellaneous	23,129
Total expenses	$1,392,418
Deduct —
Reduction of custodian fee	$100
Total expense reductions	$100

Net expenses	$1,392,318

Net investment income	$1,701,985

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $84,182)	$(2,446,293)
Investment transactions allocated from affiliated investment	44
Financial futures contracts	(1,446,152)
Swap contracts	(135,222)
Foreign currency and forward foreign currency exchange contract transactions	796,652
Net realized loss	$(3,230,971)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $14,795)	$(14,211,540)
Financial futures contracts	(13,793)
Swap contracts	176,162
Foreign currency and forward foreign currency exchange contracts	(151,676)
Net change in unrealized appreciation (depreciation)	$(14,200,847)

Net realized and unrealized loss	$(17,431,818)

Net decrease in net assets from operations	$(15,729,833)

27	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015	2014(1)
From operations —
Net investment income (loss)	$1,701,985	$(98,115)
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(3,230,971)	881,926
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(14,200,847)	(225,245)
Net increase (decrease) in net assets from operations	$(15,729,833)	$558,566
Capital transactions —
Contributions	$133,663,505	$50,001,000
Withdrawals	(54,711,266)	—
Net increase in net assets from capital transactions	$78,952,239	$50,001,000

Net increase in net assets	$63,222,406	$50,559,566

Net Assets
At beginning of year	$50,559,566	$—
At end of year	$113,781,972	$50,559,566

(1)	The Portfolio commenced operations on November 1, 2013.

28	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015	2014(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.32%	1.63%
Net investment income (loss)	1.61%	(0.19)%
Portfolio Turnover	27%	112%

Total Return	(14.05)%	1.10%

Net assets, end of year (000’s omitted)	$113,782	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

29	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Global Macro Capital Opportunities Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

30

Global Macro Capital Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

31

Global Macro Capital Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $1,051,329 or 1.00% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $118,867,624 and $23,981,353, respectively, for the year ended October 31, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$126,025,163

Gross unrealized appreciation	$5,904,905
Gross unrealized depreciation	(20,684,654)

Net unrealized depreciation	$(14,779,749)

The net unrealized appreciation (depreciation) on foreign currency transactions and derivative contracts, including foreign capital gains taxes, at October 31, 2015 on a federal income tax basis was $(171,605).

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2015 is included in the Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk:  The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities. During the year ended October 31, 2015, the Portfolio also entered into total return swaps to enhance total return.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $212,812. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $20,000 at October 31, 2015.

32

Global Macro Capital Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$368,550	(1)	$(11,891	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	72,795	(2)	(212,812	)(3)

Total		$441,345		$(224,703)

Derivatives not subject to master netting or similar agreements		$368,550		$(11,891)

Total Derivatives subject to master netting or similar agreements		$72,795		$(212,812)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of October 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$47,734	$—	$—	$—	$47,734
Standard Chartered Bank	25,061	(25,061)	—	—	—

	$72,795	$(25,061)	$—	$—	$47,734

33

Global Macro Capital Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

BNP Paribas	$(123,280)	$—	$—	$20,000	$(103,280)
Standard Chartered Bank	(89,532)	25,061	—	—	(64,471)

	$(212,812)	$25,061	$—	$20,000	$(167,751)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(1,446,152)	$(13,793)
Equity Price	Swap contracts	(135,222)	176,162
Foreign Exchange	Forward foreign currency exchange contracts	1,026,480	(107,156)

Total		$(554,894)	$55,213

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts, Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)

Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts, Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$14,592,000	$733,000	$39,062,000	$487,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2015.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the

34

Global Macro Capital Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$1,069,599	$65,489,092	$50,089	$66,608,780
Developed Europe	—	576,564	—	576,564
Emerging Europe	—	13,563,255	—	13,563,255
Latin America	17,727,379	—	—	17,727,379
Middle East/Africa	112,365	5,575,098	—	5,687,463
North America	5,088	—	—	5,088

Total Common Stocks	$18,914,431	$85,204,009 **	$50,089	$104,168,529

Investment Funds	$—	$2,881,720	$—	$2,881,720
Warrants	979	—	—	979
Short-Term Investments	—	4,194,186	—	4,194,186

Total Investments	$18,915,410	$92,279,915	$50,089	$111,245,414

Forward Foreign Currency Exchange Contracts	$—	$72,795	$—	$72,795
Futures Contracts	368,550	—	—	368,550

Total	$19,283,960	$92,352,710	$50,089	$111,686,759

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(212,812)	$—	$(212,812)
Futures Contracts	—	(11,891)	—	(11,891)

Total	$—	$(224,703)	$—	$(224,703)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

35

Global Macro Capital Opportunities Portfolio

October 31, 2015

Notes to Financial Statements — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2015 is not presented. At October 31, 2015, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

36

Global Macro Capital Opportunities Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Capital Opportunities Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Macro Capital Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2015, the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for each of the two years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Capital Opportunities Portfolio as of October 31, 2015, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2015

37

Eaton Vance

Global Macro Capital Opportunities Fund

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Capital Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

38

Eaton Vance

Global Macro Capital Opportunities Fund

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Eric A. Stein 1980	President of the Portfolio	2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and

39

Eaton Vance

Global Macro Capital Opportunities Fund

October 31, 2015

Management and Organization — continued

terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Capital Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

20357 10.31.15

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Year Ended*	10/31/14	10/31/15
Audit Fees	$30,000	$30,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$22,500	$25,125
All Other Fees(3)	$0	$0

Total	$52,500	$56,025

*	Portfolio commenced operations on November 1, 2013
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Year Ended*	10/31/14	10/31/15
Registrant	$22,500	$25,125
Eaton Vance(1)	$99,750	$46,000

*	Portfolio commenced operations on November 1, 2013
(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 11, 2015

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 11, 2015